Cost of sales	9 Months Ended
Sep. 30, 2023
Cost of sales [abstract]
Cost of sales

6.Cost of sales

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Tower repairs and maintenance	20,364	25,134	77,762	68,391
Power generation	89,883	113,604	303,815	305,858
Short term rental	2,605	3,401	8,195	13,616
Vehicle maintenance and repairs	495	439	1,556	1,473
Site regulatory permits	9,365	8,593	30,562	26,634
Security services	9,650	12,375	33,756	31,713
Insurance	1,081	1,353	3,635	3,750
Staff costs	7,240	8,454	25,385	23,664
Travel costs	1,753	2,195	7,967	3,436
Professional fees	905	943	2,106	2,846
Depreciation (note 14)**	89,850	102,929	293,784	298,901
Amortization (note 15)	10,908	11,381	33,871	30,317
Net impairment of property, plant and equipment, intangibles fixed assets and prepaid land rent	103,429	3,099	108,510	1,768
Other	17,504	3,698	18,870	6,430
	365,032	297,598	949,774	818,797

Foreign exchange gains and losses on cost of sales are included in Other.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.

**Presented net of related indirect tax receivable in Brazil of $0.4 million in 2023. Refer to note 14.